UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:   May 31

Date of reporting period:  February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
High Income Fund

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
High Income Fund
Securities owned by the Fund on
February 28, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 88.33%                                                                                                         $22,705,228
(Cost $21,186,355)

Aluminum 1.01%                                                                                                           258,750
Novelis, Inc.,
Sr Note (Canada) (S)                                                  7.250   02-15-2015   B                 250         258,750

Apparel Retail 1.25%                                                                                                     321,000
Oxford Industries, Inc.,
Sr Note                                                               8.875   06-01-2011   B                 300         321,000

Auto Parts & Equipment 3.28%                                                                                             842,120
Keystone Automotive Operations, Inc.,
Sr Sub Note                                                           9.750   11-01-2013   B-                500         532,500
TRW Automotive, Inc.,
Sr Note                                                               9.375   02-15-2013   BB-               274         309,620

Broadcasting & Cable TV 11.72%                                                                                         3,013,684
Allbritton Communications Co.,
Sr Sub Note                                                           7.750   12-15-2012   B-                350         364,875
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp,
Sr Note                                                              10.750   10-01-2009   CCC-              400         345,000
CSC Holdings, Inc.,
Sr Sub Deb                                                           10.500   05-15-2016   B+                250         280,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr Note                                                               8.375   03-15-2013   BB-               250         282,500
Innova S. de R.L.,
Note (Mexico)                                                         9.375   09-19-2013   B+                315         357,525
Paxson Communications Corp.,
Gtd Sr Sub Note                                                      10.750   07-15-2008   CCC               210         220,500
Sinclair Broadcast Group, Inc.,
Sr Sub Note                                                           8.000   03-15-2012   B                 400         424,000
TCI Communications, Inc.,
Sr Deb                                                                7.875   08-01-2013   BBB               300         356,154
XM Satellite Radio, Inc.,
Sr Sec Note                                                          12.000   06-15-2010   CCC+              324         383,130

Building Products 0.95%                                                                                                  244,933
Celulosa Arauco y Constitucion S.A.,
Note (Chile)                                                          5.125   07-09-2013   BBB+              250         244,933

Casinos & Gaming 12.78%                                                                                                3,285,710
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                                       14.500   06-15-2009   Caa1              350         441,000
Isle of Capri Casinos,Inc.,
Sr Sub Note                                                           9.000   03-15-2012   B                 200         221,000
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                                      11.875   02-01-2009   B                 250         280,000
Mandalay Resort Group,
Sr Sub Note                                                           9.375   02-15-2010   BB-                50          57,812
Mohegan Tribal Gaming Auth.,
Sr Sub Note                                                           8.000   04-01-2012   B+                250         271,563
Sr Sub Note                                                           7.125   08-15-2014   B+                100         104,125
Sr Sub Note                                                           6.375   07-15-2009   B+                250         256,250
MTR Gaming Group, Inc.,
Sr Note Ser B                                                         9.750   04-01-2010   B+                350         384,125
Penn National Gaming, Inc.,
Sr Sub Note (S)                                                       6.750   03-01-2015   B                 100         102,000
Sr Sub Note Ser B                                                    11.125   03-01-2008   B                 100         105,560
Premier Entertainment Biloxi,
1st Mtg Note                                                         10.750   02-01-2012   B-                250         270,625
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)                                                 8.875   08-15-2011   B                  60          65,400
Turning Stone Casino Resort Enterprise,
Sr Note (S)                                                           9.125   12-15-2010   B+                300         328,500
Waterford Gaming LLC,
Sr Note (S)                                                           8.625   09-15-2012   B+                370         397,750

Commodity Chemicals 3.05%                                                                                                784,500
Braskem S.A.,
Note (Brazil) (S)                                                    11.750   01-22-2014   BB-               400         475,500
Nova Chemicals Corp.,
Sr Note (Canada)                                                      7.000   05-15-2006   BB+               300         309,000

Diversified Banks 2.95%                                                                                                  757,942
Corporacion Andina de Fomento,
Note (Supranational)                                                  5.200   05-21-2013   A                 400         404,258
Sumitomo Mitsui Banking Corp. (New York Branch),
Sub Note Tier II (Japan)                                              8.000   06-15-2012   BBB               300         353,684

 Diversified Financial Services (Other) 1.14%                                                                            292,412
Glencore Funding LLC,
Gtd Note (S)                                                          6.000   04-15-2014   BBB               300         292,412

Electric Utilities 7.65%                                                                                               1,966,523
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                               8.625   04-30-2013   BBB-              340         379,352
Empresa Nacional de Electicidad S.A.,
Bond (Chile)                                                          7.875   02-01-2027   BBB-              500         560,303
Midland Funding Corp. II,
Lease Oblig Bond Ser A                                               11.750   07-23-2005   BB-                68          70,618
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
Sr Sec Note Ser B                                                     8.500   09-01-2010   BB                300         327,000
Sr Sec Note Ser B                                                     7.375   09-01-2010   BB-               300         313,500
PSE&G Energy Holdings LLC,
Sr Note                                                               7.750   04-16-2007   BB-               300         315,750

Environmental Services 2.48%                                                                                             638,452
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                                10.000   08-01-2009   B+                134         141,202
Sr Note Ser B                                                         9.250   09-01-2012   BB-               150         165,750
Casella Waste Systems, Inc.,
Sr Sub Note                                                           9.750   02-01-2013   B                 300         331,500

Food Retail 2.29%                                                                                                        589,005
Del Monte Corp.,
Sr Sub Note                                                           8.625   12-15-2012   B                 237         264,255
Dole Food Co., Inc.,
Sr Note                                                               8.875   03-15-2011   B+                300         324,750

Foreign Government 8.88%                                                                                               2,282,827
Brazil, Federal Republic of,
Global Bond (Brazil)                                                 10.250   01-11-2006   BB-               500         525,500
Colombia, Republic of,
Bond (Colombia)                                                       9.750   04-09-2011   BB                263         297,852
Mexican States, United,
Global Med Term Note (Mexico)                                         8.375   01-14-2011   BBB-              150         174,525
Panama, Republic of,
Bond (Panama)                                                         9.625   02-08-2011   BB                460         543,950
Note (Panama)                                                         7.250   03-15-2015   BB                400         408,000
Peru, Republic of,
Bond (Peru)                                                           9.125   01-15-2008   BB                300         333,000

Hotels, Resorts & Cruise Lines 1.35%                                                                                     347,250
Starwood Hotels and Resorts Worldwide, Inc.,
Sr Note                                                               7.875   05-01-2012   BB+               300         347,250

Industrial Machinery 1.68%                                                                                               433,000
Manitowoc Co., Inc.,
Sr Note                                                               7.125   11-01-2013   B+                400         433,000

Integrated Oil & Gas 1.73%                                                                                               443,700
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                                     8.500   02-15-2008   BBB-              300         332,700
Gtd Note (Mexico)                                                     7.375   12-15-2014   BBB-              100         111,000

Leisure Facilities 1.30%                                                                                                 335,250
Cinemark USA, Inc.,
Sr Sub Note                                                           9.000   02-01-2013   B-                300         335,250

Leisure Products 1.69%                                                                                                   433,500
Gaylord Entertainment Co.,
Sr Note                                                               8.000   11-15-2013   B                 400         433,500

Metal & Glass Containers 3.12%                                                                                           802,200
BWAY Corp.,
Gtd Sr Sub Note                                                      10.000   10-15-2010   B-                300         321,000
Owens-Brockway Glass Container, Inc.,
Sr Note                                                               8.250   05-15-2013   BB-               300         330,000
Sr Sec Note                                                           8.875   02-15-2009   BB-               140         151,200

Multi-Utilities & Unregulated Power 0.39%                                                                                100,429
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                                     7.840   05-30-2010   BB+                45          48,028
Sr Sec Note Ser F                                                     7.475   11-30-2018   BB+                48          52,401

Oil & Gas Drilling 0.60%                                                                                                 154,125
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                                             10.250   06-01-2008   CCC               150         154,125

Oil & Gas Exploration & Production 2.69%                                                                                 691,950
Chesapeake Energy Corp.,
Sr Note                                                               7.750   01-15-2015   BB-               300         330,750
Sr Note                                                               6.875   01-15-2016   BB-               336         361,200

Paper Packaging 2.12%                                                                                                    545,250
Stone Container Corp.,
Sr Note                                                               9.250   02-01-2008   B                 200         220,500
Sr Note                                                               8.375   07-01-2012   B                 300         324,750

Paper Products 2.69%                                                                                                     690,312
Longview Fibre Co.,
Sr Sub Note                                                          10.000   01-15-2009   B+                125         136,562
MDP Acquisitions Plc,
Sr Note (Ireland)                                                     9.625   10-01-2012   B                 500         553,750

Real Estate Investment Trusts 1.60%                                                                                      410,000
Omega Healthcare Investors, Inc.,
Sr Note                                                               7.000   04-01-2014   BB-               400         410,000

Regional Banks 0.68%                                                                                                     174,866
Colonial Bank,
Sub Note                                                              9.375   06-01-2011   BBB-              150         174,866

Technology Distributors 1.27%                                                                                            327,000
Synagro Technologies, Inc.,
Sr Sub Note                                                           9.500   04-01-2009   B                 300         327,000

Tobacco 3.13%                                                                                                            804,750
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                               10.625   09-01-2008   B                 350         372,750
Standard Commercial Corp.,
Sr Note                                                               8.000   04-15-2012   BB+               400         432,000

Wireless Telecommunication Service 2.86%                                                                                 733,788
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                                 14.250   12-01-2006   C                 250          78,750
Nextel Communications, Inc.,
Sr Note                                                               7.375   08-01-2015   BB                400         438,000
Nextel Partners, Inc.,
Sr Note                                                              12.500   11-15-2009   B-                194         217,038

                                                                   Interest                Credit      Par value
Issuer, description, maturity date                                 rate (%)                rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 11.67%                                                                                         $3,000,000
(Cost $3,000,000)

Government U.S. Agency 11.67%                                                                                          3,000,000
Federal Home Loan Bank,
Disc Note 3-1-05                                                       Zero                AAA             3,000       3,000,000

Total investments 100.00%                                                                                            $25,705,228


John Hancock
High Income Fund
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,048,014 or 11.86% of the Fund's total investments as of February 28, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $24,186,355. Gross unrealized appreciation and depreciation of investments aggregated $1,758,659 and $239,786, respectively, resulting in net unrealized appreciation of $1,518,873.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock High Income Fund.

720Q3     2/05
          4/05

JOHN HANCOCK
Strategic Income Fund

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 75.83%                                                                                                      $1,161,148,579
(Cost $1,004,832,822)

Airlines 0.00%                                                                                                             7,500
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 (B)(H)(S)                               10.910   08-15-2014   D               1,500           7,500

Aluminum 0.07%                                                                                                         1,035,000
Novelis, Inc.,
Sr Note (Canada) (L)(S)                                               7.250   02-15-2015   B               1,000       1,035,000

Broadcasting & Cable TV 2.43%                                                                                         37,227,330
Allbritton Communications Co.,
Sr Sub Note                                                           7.750   12-15-2012   B-              4,800       5,004,000
Callahan Nordrhein-Westfallen GmbH,
Sr Note (Germany) (C)(G)(H)                                          14.125   07-15-2011   D               1,430         113,887
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note                                                              10.750   10-01-2009   CCC-            3,600       3,105,000
CSC Holdings, Inc.,
Sr Sub Deb                                                           10.500   05-15-2016   B+              3,450       3,864,000
Innova S. de R.L.,
Note (Mexico) (L)                                                     9.375   09-19-2013   B+              5,685       6,452,475
Paxson Communications Corp.,
Gtd Sr Sub Note (L)                                                  10.750   07-15-2008   CCC             3,735       3,921,750
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)                                              7.250   12-15-2011   BB+             6,750       5,785,275
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note (L)                                                   8.000   03-15-2012   B               4,625       4,902,500
XM Satellite Radio, Inc.,
Sr Sec Note                                                          12.000   06-15-2010   CCC+            3,449       4,078,443

Casinos & Gaming 3.35%                                                                                                51,330,620
Chukchansi Economic Development Authority,
Sr Note (G)(S)                                                       14.500   06-15-2009   Caa1            4,875       6,142,500
Isle of Capri Casinos, Inc.,
Sr Sub Note (L)                                                       9.000   03-15-2012   B               4,500       4,972,500
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                                      11.875   02-01-2009   B               4,550       5,096,000
Mandalay Resort Group,
Sr Sub Note (L)                                                       9.375   02-15-2010   BB-             3,850       4,451,562
Mohegan Tribal Gaming Authority,
Sr Sub Note                                                           8.000   04-01-2012   B+              4,450       4,833,813
Sr Sub Note                                                           7.125   08-15-2014   B+                800         833,000
Sr Sub Note                                                           6.375   07-15-2009   B+              3,750       3,843,750
MTR Gaming Group, Inc.,
Sr Note Ser B                                                         9.750   04-01-2010   B+              3,150       3,457,125
Penn National Gaming, Inc.,
Sr Sub Note (M)(S)                                                    6.750   03-01-2015   B               2,800       2,856,000
Sr Sub Note Ser B                                                    11.125   03-01-2008   B               5,200       5,489,120
Seneca Gaming Corp.,
Sr Sec Note                                                           7.250   05-01-2012   BB-               500         521,250
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)                                                 8.875   08-15-2011   B               1,625       1,771,250
Waterford Gaming LLC,
Sr Note (S)                                                           8.625   09-15-2012   B+              6,570       7,062,750

Commodity Chemicals 0.45%                                                                                              6,933,500
Braskem S.A.,
Note (Brazil) (S)                                                    11.750   01-22-2014   BB-             2,800       3,328,500
Nova Chemicals Corp.,
Sr Note (Canada)                                                      7.000   05-15-2006   BB+             3,500       3,605,000

Diversified Banks 0.17%                                                                                                2,627,674
Corporacion Andina de Fomento,
Note (Venezuela)                                                      5.200   05-21-2013   A               2,600       2,627,674

Electric Utilities 1.39%                                                                                              21,343,110
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                               8.625   04-30-2013   BBB-            3,910       4,362,547
Empresa Nacional de Electricidad S.A.,
Bond (Chile)                                                          7.875   02-01-2027   BBB-            4,500       5,042,727
Midland Funding Corp. II,
Deb Ser B                                                            13.250   07-23-2006   BB-             5,600       6,076,459
Lease Oblig Bond Ser A (L)                                           11.750   07-23-2005   BB-             1,462       1,500,627
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc.,
Sr Sec Note Ser B                                                     7.375   09-01-2010   BB-               950         992,750
PSE&G Energy Holdings LLC,
Note                                                                  7.750   04-16-2007   BB-             3,200       3,368,000

Environmental Services 0.20%                                                                                           3,050,606
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                                10.000   08-01-2009   B+              2,895       3,050,606

Foreign Government 60.57%                                                                                            927,281,600
Australia, Government of,
Bond (Australia) (D)                                                 10.000   10-15-2007   AAA            18,000      15,838,401
Bond (Australia) (D)                                                  7.500   09-15-2009   AAA            52,000      44,434,290
Bonos Y Oblig Del Estado,
Bond (Spain) (C)                                                      5.350   10-31-2011   Aaa            18,930      28,051,857
Bond (Spain) (C)                                                      5.000   07-30-2012   AA+            10,000      14,585,197
Bond (Spain) (C)                                                      4.200   07-30-2013   Aaa            20,500      28,397,434
Brazil, Federative Republic of,
Bond (Germany) (D)                                                    8.000   02-26-2007   BB-             7,800       5,690,533
Bond (Germany) (D)                                                    7.000   04-23-2008   BB-            10,000       7,248,049
Bond (Japan) (D)                                                      4.750   04-10-2007   B+          1,200,000      11,783,094
Bundesrepublik Deutschland,
Bond (Germany) (C)                                                    5.000   07-04-2012   Aaa            16,800      24,545,031
Buoni Poliennali Del Tes,
Bond (Italy) (C)                                                      6.750   02-01-2007   AA-             5,500       7,872,506
Bond (Italy) (C)                                                      6.000   05-01-2031   AA-            11,800      19,848,386
Bond (Italy) (C)                                                      5.250   08-01-2011   AA-            23,835      35,056,493
Bond (Italy) (C)                                                      4.750   02-01-2013   Aa2            14,250      20,466,289
Canada, Government of,
Bond (Canada) (D)                                                     8.750   12-01-2005   AAA            52,000      44,200,846
Bond (Canada) (D)                                                     7.000   12-01-2006   AAA            45,000      39,131,915
Bond (Canada) (D)                                                     6.000   09-01-2005   AAA            24,500      20,266,913
Bond (Canada) (D)                                                     6.000   06-01-2008   AAA            10,000       8,793,280
Bond (Canada) (D)                                                     6.000   06-01-2011   AAA            35,050      31,694,131
Bond (Canada) (D)                                                     5.750   06-01-2029   AAA            35,525      32,914,959
Bond (Canada) (D)                                                     5.500   06-01-2009   AAA            49,000      42,845,501
Bond (Canada) (D)                                                     5.500   06-01-2010   AAA            33,425      29,377,943
Bond (Canada) (D)                                                     4.500   09-01-2007   AAA            22,000      18,477,530
Chile, Republic of,
Bond (Chile) (L)                                                      5.500   01-15-2013   A               3,000       3,116,400
Colombia, Republic of,
Bond (Colombia)                                                       9.750   04-09-2011   BB              6,124       6,935,704
Note (Colombia) (C)                                                  11.500   05-31-2011   Ba2             8,680      14,488,154
Note (Colombia) (C)                                                  11.375   01-31-2008   BB             10,800      17,029,710
Note (Colombia)                                                      10.000   01-23-2012   BB             14,880      16,740,000
Germany, Federal Republic of,
Bond (Germany) (C)                                                    5.000   01-04-2012   AAA             7,450      10,864,775
Ireland, Government of,
Bond (Ireland) (C)                                                    5.000   04-18-2013   Aaa            13,500      19,799,126
Deb (Ireland) (C)                                                     4.600   04-18-2016   Aaa             9,500      13,583,325
Japan, Government of,
Bond (Japan) (D)                                                      0.100   10-20-2005   AA-         5,590,000      53,629,426
Mexican States, United,
Bond (Mexico)                                                        11.375   09-15-2016   BBB-            3,800       5,595,500
Note (Mexico)                                                         8.375   01-14-2011   BBB-            7,200       8,377,200
Note (Mexico) (C)                                                     7.375   03-13-2008   BBB-            7,560      11,213,848
Note (Mexico)                                                         6.375   01-16-2013   BBB-            8,650       9,147,375
New Zealand, Government of,
Bond (New Zealand) (D)                                                6.500   02-15-2006   AAA            20,165      14,724,815
Bond (New Zealand) (D)                                                6.000   07-15-2008   AAA            10,000       7,241,028
Norway, Government of,
Bond (Norway) (D)                                                     6.000   05-16-2011   AAA            44,000       8,054,992
Bond (Norway) (D)                                                     5.000   05-15-2015   AAA           158,000      27,748,520
Ontario, Province of,
Bond (New Zealand) (D)                                                5.750   03-03-2008   AA             10,600       7,510,635
Deb (Canada) (D)                                                      5.900   03-08-2006   AA             13,750      11,534,585
Deb (Canada) (D)                                                      5.000   03-08-2014   AA             20,750      17,432,228
Panama, Republic of,
Bond (Panama)                                                         9.625   02-08-2011   BB             11,790      13,941,675
Note (Panama)                                                         7.250   03-15-2015   BB              4,400       4,488,000
Peru, Republic of,
Bond (Peru)                                                           9.875   02-06-2015   BB              4,350       5,252,625
Bond (Peru) (L)                                                       9.125   01-15-2008   BB              5,725       6,354,750
Philippines, Republic of,
Bond (Philippines)                                                    9.375   01-18-2017   BB              7,000       7,507,500
Bond (Philippines) (C)                                                9.125   02-22-2010   BB              6,250       9,167,008
Bond (Japan) (D)                                                      3.200   08-02-2005   BB            495,000       4,752,128
Sweden, Kingdom of,
Bond (Sweden) (D)                                                     8.000   08-15-2007   Aaa           146,500      24,200,185
Venezuela, Republic of,
Bond (Venezuela)                                                      5.375   08-07-2010   B              10,000       9,250,000
Note (Venezuela)                                                      8.500   10-08-2014   B               3,850       3,946,250
Sr Note (Venezuela) (C)                                              11.000   03-05-2008   B              14,500      22,133,555

Industrial Conglomerates 0.00%                                                                                                 0
Centaur Mining & Exploration Ltd.,
Sr Note (B)(G)(H)                                                    11.000   12-01-2007   D               2,500               0

Industrial Machinery 0.18%                                                                                             2,814,500
Manitowoc Co., Inc.,
Sr Note                                                               7.125   11-01-2013   B+              2,600       2,814,500

Integrated Oil & Gas 1.07%                                                                                            16,354,750
Pemex Project Funding Master Trust,
Gtd Note                                                              9.125   10-13-2010   BBB             3,800       4,512,500
Gtd Note                                                              8.500   02-15-2008   BBB             7,000       7,763,000
Gtd Note (L)                                                          7.375   12-15-2014   BBB             3,675       4,079,250

Investment Banking & Brokerage 1.20%                                                                                  18,297,571
General Electric Capital Corp.,
Global Medium-term Note Ser A (New Zealand)
(D)                                                                   6.625   02-04-2010   AAA            25,300      18,297,571

Marine 0.05%                                                                                                             822,895
Pacific & Atlantic Holdings, Inc.,
Gtd Sr Sub Note, Payment-In-Kind (Liberia)
(B)(G)(L)(S)                                                         10.500   12-31-2007   Caa2            1,936         822,895

Metal & Glass Containers 0.71%                                                                                        10,848,150
BWAY Corp.,
Gtd Sr Sub Note                                                      10.000   10-15-2010   B-              2,125       2,273,750
Owens-Brockway Glass Container, Inc.,
Sr Note                                                               8.250   05-15-2013   BB-             3,200       3,520,000
Sr Sec Note                                                           8.875   02-15-2009   BB-             4,680       5,054,400

Multi-Utilities & Unregulated Power 0.12%                                                                              1,807,728
Salton Sea Funding Corp.,
Sr Sec Bond Ser F                                                     7.475   11-30-2018   BB+               874         943,226
Sr Sec Note Ser C                                                     7.840   05-30-2010   BB+               810         864,502

Oil & Gas Drilling 0.47%                                                                                               7,196,565
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                                             10.250   06-01-2008   CCC             5,400       5,548,500
Parker Drilling Co.,
Gtd Sr Note Ser B (L)                                                10.125   11-15-2009   B-              1,564       1,648,065

Oil & Gas Exploration & Production 0.65%                                                                               9,981,325
Chesapeake Energy Corp.,
Sr Note                                                               7.750   01-15-2015   BB-             2,500       2,756,250
Sr Note                                                               6.875   01-15-2016   BB-             6,721       7,225,075

Paper Packaging 1.30%                                                                                                 19,844,733
Kappa Beheer B.V.,
Gtd Sr Sub Note (Netherlands) (C)                                    10.625   07-15-2009   B               5,850       8,211,483
MDP Acquisitions Plc,
Sr Note (Ireland)                                                     9.625   10-01-2012   B               4,300       4,762,250
Stone Container Corp.,
Sr Note                                                               9.750   02-01-2011   B               1,800       1,959,750
Sr Note                                                               9.250   02-01-2008   B               2,000       2,205,000
Sr Note                                                               8.375   07-01-2012   B               2,500       2,706,250

Paper Products 0.15%                                                                                                   2,321,562
Longview Fibre Co.,
Sr Sub Note                                                          10.000   01-15-2009   B+              2,125       2,321,562

Real Estate Investment Trusts 0.04%                                                                                      615,000
OMEGA Healthcare Investors, Inc.,
Sr Note                                                               7.000   04-01-2014   BB-               600         615,000

Regional Banks 0.46%                                                                                                   7,088,804
Colonial Bank,
Sub Note                                                              9.375   06-01-2011   BBB-            3,650       4,255,064
CSBI Capital Trust I,
Sub Cap Inc Ser A (B)(G)                                             11.750   06-06-2027   B-              2,340       2,833,740

Tobacco 0.40%                                                                                                          6,140,250
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                               10.625   09-01-2008   B               4,650       4,952,250
Standard Commercial Corp.,
Sr Note                                                               8.000   04-15-2012   BB+             1,100       1,188,000

Wireless Telecommunication Services 0.40%                                                                              6,177,806
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                                 14.250   12-01-2006   C               4,000       1,260,000
Nextel Communications, Inc.,
Sr Note                                                               7.375   08-01-2015   BB              2,600       2,847,000
Nextel Partners, Inc.,
Sr Note                                                              12.500   11-15-2009   B-              1,851       2,070,806

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 1.47%                                                                                                  $22,426,319
(Cost $25,392,825)

Diversified Commercial Services 0.00%                                                                                      1,027
SpinCycle, Inc. (B)(I)                                                                                       667           1,027

Food Retail 0.00%                                                                                                         15,400
TLC Beatrice International Holdings, Inc. (B)(I)(K)                                                       20,000          15,400

Gold 0.59%                                                                                                             9,004,000
Newmont Mining Corp.                                                                                     200,000       9,004,000

Integrated Telecommunication Services 0.21%                                                                            3,208,329
Deutsche Telekom AG, American Depositary Receipts
(Germany) (I)                                                                                              8,253         172,240
Manitoba Telecom Services, Inc. (Canada) (I)                                                                 910          35,683
Versatel Telecom International N.V. (Netherlands)
(C)(I)                                                                                                 1,189,710       3,000,406

Oil & Gas Equipment & Services 0.07%                                                                                   1,001,231
Key Energy Services, Inc. (I)                                                                             72,448       1,001,231

Precious Metals & Minerals 0.33%                                                                                       5,070,000
Pan American Silver Corp. (Canada) (I)                                                                   300,000       5,070,000

Wireless Telecommunication Services 0.27%                                                                              4,126,332
NII Holdings, Inc. (I)                                                                                    54,786       3,134,855
USA Mobility, Inc. (I)                                                                                    25,267         991,477

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 0.42%                                                                                                $6,374,250
(Cost $7,668,474)

Environmental Services 0.31%                                                                                           4,764,000
Allied Waste Industries, Inc., 6.25%, Ser C, Conv                                          B             100,000       4,764,000

Marine 0.00%                                                                                                                   0
Pacific & Atlantic Holdings, Inc., 7.50% (B)(G)                                            CCC           100,913               0

Wireless Telecommunication Services 0.11%                                                                              1,610,250
Rural Cellular Corp., 11.375%, Ser B (I)                                                   Ca              1,695       1,610,250

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 15.13%                                                                      $231,599,507
(Cost $234,159,070)

Government U.S. 9.96%                                                                                                152,490,770
United States Treasury,
Bond (L)                                                             10.750   08-15-2005   AAA            43,600      45,160,052
Bond (L)                                                              9.250   02-15-2016   AAA            27,600      39,006,556
Bond (L)                                                              8.125   08-15-2019   AAA            17,225      23,461,656
Note (L)                                                              6.125   08-15-2007   AAA            23,600      24,953,318
Note (L)                                                              5.000   08-15-2011   AAA            19,000      19,909,188

Government U.S. Agency 5.17%                                                                                          79,108,737
Federal Home Loan Bank,
Bond (M)                                                              4.000   03-10-2008   AAA            14,300      14,265,980
Bond                                                                  3.200   11-29-2006   AAA             7,625       7,563,169
Federal Home Loan Mortgage Corp.,
Note                                                                  3.800   06-28-2007   AAA            14,750      14,737,757
Note                                                                  3.350   11-09-2007   AAA            12,000      11,834,256
Federal National Mortgage Assn.,
Note (L)                                                              3.250   06-28-2006   AAA            19,940      19,838,426
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                   5.500   05-15-2033   AAA            10,678      10,869,149

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Warrants 0.01%                                                                                                          $148,781
(Cost $647,943)

Integrated Telecommunication Services 0.01%                                                                              148,781
COLT Telecom Plc (United Kingdom) (B)(I)(S)                                                                5,000          78,954
NTL, Inc.                                                                                                 28,043          69,827

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 7.14%                                                                                        $109,367,000
(Cost $109,367,000)

Joint Repurchase Agreement 7.14%                                                                                     109,367,000
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 02-28-05
due 03-01-05 (secured by U.S. Treasury Inflation
Indexed Bond 2.375% due 01-15-25 and U.S. Treasury
Inflation Indexed Notes 2.000% thru 3.500% due
01-15-11 thru 07-15-14)                                                                    2.620         109,367     109,367,000

Total investments 100.00%                                                                                         $1,531,064,436


John Hancock
Strategic Income Fund
Financial futures contracts
February 28, 2005 (unaudited)

                                          Number of                                          Appreciation
Open contracts                            contracts         Position       Expiration      (depreciation)
----------------------------------------------------------------------------------------------------------
U.S. Treasury 10-Year Note                    1,245            Short           Jun 05          $1,535,887


John Hancock
Strategic Income Fund
Forward foreign currency exchange contracts
February 28, 2005 (unaudited)

                                  Principal amount                     Appreciation
Currency                       covered by contract   Expiration month  (depreciation)
---------------------------------------------------------------------------------------
BUYS
Pound Sterling                           2,000,000   Mar 05                    $70,593

                                                                               $70,593

SELLS
Euro                                   169,750,000   Mar 05               ($6,702,438)
Euro                                    18,600,000   May 05                 ($112,141)
New Zealand Dollar                      66,000,000   Mar 05               ($1,275,659)
New Zealand Dollar                      82,900,000   May 05                 ($595,894)
Pound Sterling                           2,000,000   Mar 05                 ($183,933)

                                                                          ($8,870,065)


John Hancock
Strategic Income Fund
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of February 28, 2005.

(M) These securities having an aggregate value of $17,121,980 or 1.12% of the Fund's total investments, have been purchased as forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $18,961,537 of Allied Waste North America, Inc., 10.000%, 08-01-09 and General Electric Capital Corp., 6.625%, 02-04-10 has been segregated to cover the forward commitments.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $30,648,896 or 2.00% of the Fund's total investments as of February 28, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar-denominated, unless indicated otherwise.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $1,382,068,134. Gross unrealized appreciation and depreciation of investments aggregated $179,414,866 and $30,418,564, respectively, resulting in net unrealized appreciation of $148,996,302.

John Hancock
Strategic Income Fund
Direct Placement Securities
February 28, 2005 (unaudited)

                                                                Value as a
                                                             percentage of
                                 Acquisition    Acquisition   Fund's total         Value as of
Issuer, description                     date           cost    investments    February 28, 2005
------------------------------------------------------------------------------------------------
TLC Beatrice International
Holdings, Inc.,
- Common Stock                    11-25-1987        $54,400          0.00%              $15,400


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q3     2/05
          4/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(f) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005